Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Valuation Reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 60	$ 50	$ 50
Charged to costs and expenses	95	103	67
Additions/ (Deductions)	(106)	(93)	(67)
Balance at end of period	49	60	50
Allowance for Trade Receivables [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	15	17	19
Charged to costs and expenses	1	1	1
Additions/ (Deductions)	(6)	(3)	(3)
Balance at end of period	10	15	17
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	1,514	1,396	1,337
Translation adjustment	6	(11)	(13)
Charged to costs and expenses	78	138	81
Additions/ (Deductions)	(9)	(9)	(9)
Balance at end of period	$ 1,589	$ 1,514	$ 1,396